As filed with the Securities and Exchange Commission on August 26, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22045

Wisconsin Capital Funds, Inc.
(Exact name of registrant as specified in charter)

1200 John Q. Hammons Drive, 2nd Floor
Madison, WI 53717
(Address of principal executive offices) (Zip code)

Thomas G. Plumb
1200 John Q. Hammons Drive, 2nd Floor
Madison, WI 53717
(Name and address of agent for service)

608-824-8800
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2008

Item 1. Schedule of Investments.

Plumb Balanced Fund
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 62.15%
Aerospace & Defense - 0.90%
Boeing Co.	7,000	$460,040
Air Freight & Logistics - 0.90%
United Parcel Service, Inc.	7,500	461,025
Beverages - 1.96%
The Coca-Cola Co.	12,000	623,760
Dr Pepper Snapple Group, Inc. (a)	18,000	377,640
		1,001,400
Commercial Banks - 0.72%
Associated Banc-Corp	8,000	154,320
Marshall & Ilsley Corporation	14,000	214,620
		368,940
Communications Equipment - 2.73%
Cisco Systems, Inc. (a)	60,000	1,395,600
Consumer Finance - 1.21%
American Express Co.	16,400	617,788
Diversified Consumer Services - 2.42%
Apollo Group, Inc. (a)	7,000	309,820
Corinthian Colleges, Inc. (a)	80,000	928,800
		1,238,620
Diversified Financial Services - 3.69%
Bank of America Corp.	20,000	477,400
J.P. Morgan Chase & Co.	19,000	651,890
Moody's Corp.	22,000	757,680
		1,886,970
Electronic Equipment & Instruments - 1.39%
Anixter International, Inc. (a)	12,000	713,880
Energy Equipment & Services - 0.84%
Schlumberger Ltd.	4,000	429,720
Food & Staples Retailing - 3.63%
CVS Corp.	17,000	672,690
Walgreen Co.	14,000	455,140
Wal-Mart Stores, Inc.	13,000	730,600
		1,858,430
Food Products - 4.03%
Cadbury Plc - ADR	17,400	875,568
Hain Celestial Group, Inc. (a)	21,000	493,080
Nestle SA - ADR	6,100	691,086
		2,059,734
Health Care Equipment & Supplies - 4.87%
Covidien Ltd.	9,000	431,010
Medtronic, Inc.	22,000	1,138,500
Tomotherapy, Inc. (a)	27,000	241,110
Zimmer Holdings, Inc. (a)	10,000	680,500
		2,491,120
Health Care Providers & Services - 2.66%
Cardinal Health, Inc.	13,000	670,540
McKesson Corp.	6,000	335,460
VCA Antech, Inc. (a)	12,700	352,806
		1,358,806
Hotels Restaurants & Leisure - 0.64%
Wendy's International, Inc.	12,000	326,640
Industrial Conglomerates - 3.39%
General Electric Co.	36,400	971,516
Tyco International Ltd.	19,000	760,760
		1,732,276
Insurance - 2.09%
Berkshire Hathaway, Inc. (a)	6	724,500
Greenlight Capital Ltd. (a)	15,100	345,186
		1,069,686
IT Services - 6.89%
Alliance Data Systems Corp. (a)	14,000	791,700
Fiserv, Inc. (a)	21,000	952,770
Metavante Technologies, Inc.	18,000	407,160
Paychex, Inc.	20,200	631,856
Western Union Co.	30,000	741,600
		3,525,086
Machinery - 0.57%
Manitowoc Co.	9,000	292,770
Media - 0.94%
The McGraw-Hill Companies, Inc.	12,000	481,440
Multiline Retail - 0.63%
Kohl's Corp. (a)	8,000	320,320
Oil, Gas & Consumable Fuels - 5.12%
ChevronTexaco Corp.	14,000	1,387,820
Exxon Mobil Corp.	14,000	1,233,820
		2,621,640
Pharmaceuticals - 2.75%
Johnson & Johnson	16,000	1,029,440
Merck & Co., Inc.	10,000	376,900
		1,406,340
Road & Rail - 1.29%
Burlington Northern Santa Fe Corp.	6,600	659,274
Software - 4.48%
Microsoft Corp.	63,000	1,733,130
Oracle Corp. (a)	26,500	556,500
		2,289,630
Specialty Retail - 1.41%
Cabela's, Inc. (a)	35,000	385,350
Cost Plus, Inc. (a)	90,000	225,000
Office Depot, Inc. (a)	10,000	109,400
		719,750
TOTAL COMMON STOCKS (Cost $35,527,395)		31,786,925
PREFERRED STOCKS - 4.21%
Diversified Financial Services - 1.75%
Citigroup, Inc.	40,000	896,000
Security And Commodity Brokers, Dealers, Exchanges, And Services - 0.80%
Fifth Third Capital (a)	25,000	405,750
Thrifts & Mortgage Finance - 1.66%
Federal Home Loan Mortgage Corp.	35,000	850,500
TOTAL PREFERRED STOCKS (Cost $2,555,860)		2,152,250
EXCHANGE-TRADED FUND - 0.75%
Vanguard Europe Pacific ETF	9,000	386,370
TOTAL EXCHANGE-TRADED FUND (Cost $452,147)		386,370

	Principal
	Amount	Value
CORPORATE BONDS - 27.42%
Capital Markets - 1.94%
Bear Stearns Companies, Inc.
4.550%, 06/23/2010	$1,000,000	992,044
Chemicals - 2.04%
EI Du Pont De Nemours & Co.
6.875%, 10/15/2009	1,000,000	1,042,622
Computer and Electronic Product Manufacturing - 1.93%
Lexmark Intl, Inc.
5.900%, 06/01/2013	1,000,000	985,497
Credit Intermediation and Related Activities - 2.01%
Household Finance Corp.
6.375%, 11/27/2012	1,000,000	1,026,376
Electric, Gas, And Sanitary Services - 2.01%
WPS Resources Corp.
7.000%, 11/01/2009	1,000,000	1,029,247
Food & Staples Retailing - 2.03%
Wal-Mart Stores, Inc.
6.875%, 08/10/2009	1,000,000	1,037,037
Insurance - 1.97%
Marsh & McLennan Companies, Inc.
7.125%, 06/15/2009	1,000,000	1,010,285
Miscellaneous Manufacturing - 0.99%
Mattel Inc.
7.480%, 04/22/2009	500,000	509,712
Non-depository Credit Institutions - 4.66%
American General Financial Corp.
5.800%, 09/15/2013	500,000	473,182
American General Finance Co.
5.850%, 06/01/2013	1,000,000	882,832
General Electric Capital Corp.
5.200%, 02/01/2011	1,000,000	1,026,192
		2,382,206
Publishing Industries - 1.99%
Oracle Corp.
5.000%, 01/15/2011	1,000,000	1,020,074
Specialty Retail - 3.87%
Home Depot, Inc.
4.625%, 08/15/2010	1,000,000	987,285
5.200%, 03/01/2011	1,000,000	992,387
		1,979,672
Transportation Equipment Manufacturing - 1.98%
Textron Financial Corp.
5.125%, 02/03/2011	1,000,000	1,011,644
TOTAL CORPORATE BONDS (Cost $14,031,167)		14,026,416
U.S. GOVERNMENT AGENCY ISSUES - 3.75%
Federal Home Loan Bank
2.850%, 03/17/2009	400,000	400,040
5.000%, 07/12/2010	500,000	517,196
Federal National Mortgage Association
5.500%, 04/25/2022	1,000,000	1,000,578
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $1,886,390)		1,917,814
SHORT-TERM INVESTMENTS - 0.16%
Variable Rate Demand Note - 0.16%
Aim Liquid Assets
2.533% (b)	79,853	79,853
TOTAL SHORT-TERM INVESTMENTS (Cost $79,852)		79,853
Total Investments (Cost $54,532,811) - 98.44%		50,349,628
Other Assets in Excess of Liabilities - 1.56%		797,313
TOTAL NET ASSETS - 100.00%		$51,146,941

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Variable rate security. The rate listed is as of June 30, 2008.

Plumb Equity Fund
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.30%
Aerospace & Defense - 1.95%
Boeing Co.	5,000	$328,600
Air Freight & Logistics - 1.10%
United Parcel Service, Inc.	3,000	184,410
Beverages - 2.98%
The Coca-Cola Co.	6,000	311,880
Dr Pepper Snapple Group, Inc. (a)	9,000	188,820
		500,700
Commercial Banks - 0.46%
Associated Banc-Corp	4,000	77,160
Communications Equipment - 3.73%
Cisco Systems, Inc. (a)	27,000	628,020
Consumer Finance - 1.79%
American Express Co.	8,000	301,360
Diversified Consumer Services - 4.34%
Apollo Group, Inc. (a)	6,000	265,560
Corinthian Colleges, Inc. (a)	40,000	464,400
		729,960
Diversified Financial Services - 5.27%
Bank of America Corp.	10,500	250,635
J.P. Morgan Chase & Co.	8,500	291,635
Moody's Corp.	10,000	344,400
		886,670
Electronic Equipment & Instruments - 2.05%
Anixter International, Inc. (a)	5,800	345,042
Energy Equipment & Services - 1.91%
Schlumberger Ltd.	3,000	322,290
Food & Staples Retailing - 5.97%
CVS Corp.	9,000	356,130
Walgreen Co.	7,000	227,570
Wal-Mart Stores, Inc.	7,500	421,500
		1,005,200
Food Products - 6.24%
Cadbury Plc - ADR	8,500	427,720
Hain Celestial Group, Inc. (a)	12,000	281,760
Nestle SA - ADR	3,000	339,878
		1,049,358
Health Care Equipment & Supplies - 7.20%
Covidien Ltd.	3,500	167,615
Medtronic, Inc.	11,000	569,250
Tomotherapy, Inc. (a)	15,000	133,950
Zimmer Holdings, Inc. (a)	5,000	340,250
		1,211,065
Health Care Providers & Services - 4.82%
Cardinal Health, Inc.	5,500	283,690
McKesson Corp.	4,000	223,640
UnitedHealth Group, Inc.	5,000	131,250
VCA Antech, Inc. (a)	6,200	172,236
		810,816
Hotels Restaurants & Leisure - 0.97%
Wendy's International, Inc.	6,000	163,320
Industrial Conglomerates - 4.74%
General Electric Co.	17,900	477,751
Tyco International Ltd.	8,000	320,320
		798,071
Insurance - 3.40%
Berkshire Hathaway, Inc. - Class A (a)	3	362,250
Berkshire Hathaway, Inc. - Class B (a)	10	40,120
Greenlight Capital Ltd. (a)	7,400	169,164
		571,534
IT Services - 9.95%
Alliance Data Systems Corp. (a)	6,800	384,540
Fiserv, Inc. (a)	10,000	453,700
Metavante Technologies, Inc.	8,000	180,960
Paychex, Inc.	9,900	309,672
Western Union Co.	14,000	346,080
		1,674,952
Machinery - 0.77%
Manitowoc Co.	4,000	130,120
Media - 1.31%
The McGraw-Hill Companies, Inc.	5,500	220,660
Multiline Retail - 0.83%
Kohl's Corp. (a)	3,500	140,140
Oil, Gas & Consumable Fuels - 7.60%
ChevronTexaco Corp.	6,500	644,345
Exxon Mobil Corp.	7,200	634,536
		1,278,881
Pharmaceuticals - 4.10%
Johnson & Johnson	8,100	521,154
Merck & Co., Inc.	4,500	169,605
		690,759
Road & Rail - 1.96%
Burlington Northern Santa Fe Corp.	3,300	329,637
Software - 6.51%
Microsoft Corp.	30,000	825,300
Oracle Corp. (a)	12,900	270,900
		1,096,200
Specialty Retail - 2.35%
Cabela's, Inc. (a)	18,000	198,180
Cost Plus, Inc. (a)	35,000	87,500
Office Depot, Inc. (a)	10,000	109,400
		395,080
TOTAL COMMON STOCKS (Cost $17,460,349)		15,870,005
EXCHANGE-TRADED FUND - 1.28%
Vanguard Europe Pacific ETF	5,000	214,650
TOTAL EXCHANGE-TRADED FUND (Cost $247,409)		214,650

	Principal
	Amount	Value
SHORT TERM-INVESTMENTS - 3.56%
Variable Rate Demand Note - 3.56%
Aim Liquid Assets
2.533% (b)	$598,391	598,391
TOTAL SHORT-TERM INVESTMENTS (Cost $598,391)		598,391
Total Investments (Cost $18,306,149) - 99.14%		16,683,046
Other Assets in Excess of Liabilities - 0.86%		145,562
TOTAL NET ASSETS - 100.00%		$16,828,608

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Variable rate security. The rate listed is as of June 30, 2008.

The cost basis of investments for federal income tax purposes at June 30, 2008 was as follows*:

Plumb Balanced Fund

Cost of investments	$54,532,811

Gross unrealized appreciation	1,586,652
Gross unrealized depreciation	(5,769,835)
Net unrealized appreciation	$(4,183,183)

Plumb Equity Fund

Cost of investments	$18,306,149

Gross unrealized appreciation	663,860
Gross unrealized depreciation	(2,286,963)
Net unrealized appreciation	$(1,623,103)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Wisconsin Capital Funds, Inc.

By (Signature and Title)* /s/ Thomas G. Plumb
                                                                   Thomas G. Plumb, President

Date   8/21/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Thomas G. Plumb
                                                                   Thomas G. Plumb, President

Date    8/21/2008

By (Signature and Title)* /s/ Timothy R. O’Brien
                                                                   Timothy R. O’Brien, Treasurer

Date    8/21/2008

* Print the name and title of each signing officer under his or her signature.